BORROWINGS 2 - Movement of Borrowings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) loan_agreement	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 19, 2017 USD ($)
Financial Instruments [Abstract]
Balance at the beginning of year	$ 217	$ 548	$ 1,285
Borrowings related to business combination (note 23)	0	250	0
Proceeds from new borrowings	22,000	0	0
Payment of borrowings	(16,293)	(584)	(613)
Accrued interest	95	41	108
Foreign exchange	(8)	(38)	(232)
TOTAL	6,011	217	$ 548
Disclosure of detailed information about borrowings [line items]
Borrowings	6,011	217
Banco Santander Rio (Argentina)
Disclosure of detailed information about borrowings [line items]
Borrowings	4	118
HSBC Bank and Citibank - Syndicated loan (United States)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 6,007	$ 0
Sistemas Globales S.A. and IAFH Global S.A.
Disclosure of detailed information about borrowings [line items]
Number of loan agreements | loan_agreement	6
Sistemas Globales S.A. and IAFH Global S.A. | Banco Santander Rio (Argentina)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 16,000
Cost | HSBC Bank and Citibank - Syndicated loan (United States)
Disclosure of detailed information about borrowings [line items]
Current borrowings				$ 6,000